Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Time charter revenue - Operating revenue (Table)

Period ending	Amount
June 30, 2023	$577,190
June 30, 2024	484,611
June 30, 2025	247,023
June 30, 2026	115,300
Thereafter	71,951
Total minimum lease revenue, net of address commissions	$1,496,075